Significant Accounting Policies - Schedule of Depreciation is Calculated by Using the Straight-Line Method Over the Estimated Useful Lives (Details)	Dec. 31, 2024
Customer relationship [Member]
Schedule of Depreciation is Calculated by Using the Straight-Line Method Over the Estimated Useful Lives [Line Items]
Estimated useful lives	8 years 9 months 18 days
Non-competition [Member]
Schedule of Depreciation is Calculated by Using the Straight-Line Method Over the Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Distribution rights [Member]
Schedule of Depreciation is Calculated by Using the Straight-Line Method Over the Estimated Useful Lives [Line Items]
Estimated useful lives	8 years 9 months 18 days